Schedule of the remaining balance for compensating of taxes (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
DisclosureTaxesLineItems [Line Items]
Nature		Net effects
[custom:RemainingBalanceForCompensation]		$ 542	$ 2,050
Other Income And Expenses [Member]
DisclosureTaxesLineItems [Line Items]
Nature		Recovery of taxes
[custom:RemainingBalanceForCompensation]		$ 507	1,516
Foreign Exchange Gains Losses And Inflation Indexation Charges [Member]
DisclosureTaxesLineItems [Line Items]
Nature		nflation indexation
[custom:RemainingBalanceForCompensation]		$ 479	1,709
Cumulative Ttranslation Adjustments [Member]
DisclosureTaxesLineItems [Line Items]
Nature		Translation effects
[custom:RemainingBalanceForCompensation]		$ (96)
Credit In Other Recoverable Taxes [Member]
DisclosureTaxesLineItems [Line Items]
Nature		Exclusion of ICMS from basis of calculation of PIS/COFINS
[custom:RemainingBalanceForCompensation]		$ 890	3,226
Other Taxes [Member]
DisclosureTaxesLineItems [Line Items]
Nature		Pis and Cofins
[custom:RemainingBalanceForCompensation]		$ (20)	(78)
Income Taxes [Member]
DisclosureTaxesLineItems [Line Items]
Nature		Tax effects
[custom:RemainingBalanceForCompensation]	[1]	$ (328)	$ (1,097)

[1]	A portion of the inflation indexation credit was recovered with the decision of the STF, as described in note 16.1.2.